COLUMBIA FUNDS VARIABLE INSURANCE TRUST
                            Registration Nos. 033-14954 and 811-05199


                                      CERTIFICATE PURSUANT TO
                                      17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust (the "Trust") that the forms of prospectuses and statement of additional information for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 32 under the 1933 Act and Amendment No. 34 under the 1940 Act, the text of which was filed electronically on April 28, 2008.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 2nd day of May, 2008.


                                       COLUMBIA FUNDS VARIABLE INSURANCE TRUST


                                      /s/ Peter T. Fariel
                                      Peter T. Fariel
                                      Assistant Secretary